Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2018
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R, Class R6 and

Class T Shares of the

Goldman Sachs MLP Energy Infrastructure Fund

(the “Fund”)

Supplement dated September 25, 2018 to the

Prospectus dated March 30, 2018, as supplemented to date (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) (the “Multi-Class Prospectus”) and to the Prospectus dated April 16, 2018 (with respect to Class P Shares) (the “Class P Prospectus”)

Effective immediately, the Fund’s Prospectuses are modified as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.93%		0.93%	0.93%		0.93%		0.93%		0.93%		0.93%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.23%		0.48%	0.09%		0.23%		0.23%		0.08%		0.23%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.23%		0.23%	0.09%		0.23%		0.23%		0.08%		0.23%
Deferred Income Tax Expenses[3]	0.11%		0.11%	0.11%		0.11%		0.11%		0.11%		0.11%
Total Annual Fund Operating Expenses	1.52%		2.27%	1.13%		1.27%		1.77%		1.12%		1.52%

[2]	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses to be incurred during the current fiscal year.
[3]
The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.

The following replaces in its entirety the table in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Expense Example” section of the Multi-Class Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$1,004	$1,333	$2,263
Class C Shares
– Assuming complete redemption at end of period	$330	$709	$1,215	$2,605
– Assuming no redemption	$230	$709	$1,215	$2,605
Institutional Shares	$115	$359	$622	$1,375
Investor Shares	$129	$403	$697	$1,534
Class R Shares	$180	$557	$959	$2,084
Class R6 Shares	$114	$356	$617	$1,363
Class T Shares	$401	$718	$1,058	$2,017

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.93%
Other Expenses[1]	0.08%
Deferred Income Tax Expenses[2]	0.11%
Total Annual Fund Operating Expenses	1.12%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]
The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.

The following replaces in its entirety the table in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Expense Example” section of the Class P Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$114	$356	$617	$1,363

Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R, Class R6 and

Class T Shares of the

Goldman Sachs MLP Energy Infrastructure Fund

(the “Fund”)

Supplement dated September 25, 2018 to the

Prospectus dated March 30, 2018, as supplemented to date (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) (the “Multi-Class Prospectus”) and to the Prospectus dated April 16, 2018 (with respect to Class P Shares) (the “Class P Prospectus”)

Effective immediately, the Fund’s Prospectuses are modified as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.93%		0.93%	0.93%		0.93%		0.93%		0.93%		0.93%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.23%		0.48%	0.09%		0.23%		0.23%		0.08%		0.23%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.23%		0.23%	0.09%		0.23%		0.23%		0.08%		0.23%
Deferred Income Tax Expenses[3]	0.11%		0.11%	0.11%		0.11%		0.11%		0.11%		0.11%
Total Annual Fund Operating Expenses	1.52%		2.27%	1.13%		1.27%		1.77%		1.12%		1.52%

[2]	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses to be incurred during the current fiscal year.
[3]
The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.

The following replaces in its entirety the table in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Expense Example” section of the Multi-Class Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$1,004	$1,333	$2,263
Class C Shares
– Assuming complete redemption at end of period	$330	$709	$1,215	$2,605
– Assuming no redemption	$230	$709	$1,215	$2,605
Institutional Shares	$115	$359	$622	$1,375
Investor Shares	$129	$403	$697	$1,534
Class R Shares	$180	$557	$959	$2,084
Class R6 Shares	$114	$356	$617	$1,363
Class T Shares	$401	$718	$1,058	$2,017

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 696
3 Years	rr_ExpenseExampleYear03	1,004
5 Years	rr_ExpenseExampleYear05	1,333
10 Years	rr_ExpenseExampleYear10	$ 2,263
Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
1 Year	rr_ExpenseExampleYear01	$ 330
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,605
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,605
Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	$ 1,375
Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	$ 1,534
Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	$ 180
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	$ 2,084
Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	$ 1,363
Class A, C, Inst, Inv, R, R6, T Shares | Goldman Sachs MLP Energy Infrastructure Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	$ 401
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	1,058
10 Years	rr_ExpenseExampleYear10	$ 2,017
Class P Shares | Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R, Class R6 and

Class T Shares of the

Goldman Sachs MLP Energy Infrastructure Fund

(the “Fund”)

Supplement dated September 25, 2018 to the

Prospectus dated March 30, 2018, as supplemented to date (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) (the “Multi-Class Prospectus”) and to the Prospectus dated April 16, 2018 (with respect to Class P Shares) (the “Class P Prospectus”)

Effective immediately, the Fund’s Prospectuses are modified as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.93%
Other Expenses[1]	0.08%
Deferred Income Tax Expenses[2]	0.11%
Total Annual Fund Operating Expenses	1.12%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]
The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.

The following replaces in its entirety the table in the “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Expense Example” section of the Class P Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$114	$356	$617	$1,363

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Class P Shares | Goldman Sachs MLP Energy Infrastructure Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Deferred Income Tax Expenses	gst_DeferredIncomeTaxExpense	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	$ 1,363

[1]	The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses to be incurred during the current fiscal year.
[2]	The Fund accrues deferred tax liability/benefit for its future tax liability associated with the capital appreciation of its investments, distributions it receives on interests of master limited partnerships considered to be a return of capital, and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. The Fund’s deferred tax liability/benefit will depend upon income, gains, losses, and deductions the Fund is allocated from its master limited partnership investments and on the Fund’s realized and unrealized gains and losses, and may vary greatly from year to year. Therefore, any estimate of deferred tax liability/benefit cannot be reliably predicted from year to year.
[3]	The "Other Expenses" for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.